Property, Equipment and Software (Tables)	12 Months Ended
Dec. 31, 2016
Property, Equipment and Software
Summary of property, equipment and software

The following is a summary of property, equipment and software (in thousands):

	December 31, 2015	December 31, 2016
	RMB	RMB
Building and decoration	666,685	1,207,607
Leasehold improvements	24,691	39,880
Furniture, fixtures and office equipment	68,984	104,779
Vehicles	40,997	52,396
Servers and computers	1,268,028	1,700,463
Software	49,633	54,273
Construction in progress	1,091,443	663,374

	3,210,461	3,822,772

Less: accumulated depreciation	(1,118,415)	(1,403,262)

Net book value	2,092,046	2,419,510